Basis Of Preparation Of The Consolidated Financial Statements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Terms for deemed hyperinflation of functional currency	(i) analysis of general population behavior, prices, interest rate, and salaries in the face of changes in price indexes and the loss of purchasing power in currency and (ii) as a quantitative feature, which is the condition more frequently considered in practice, the existence of a cumulative three-year inflation rate that approximates or exceeds 100%.
Variation of index used for restatement of financial statements	50.94	36.14	53.83
Accumulated price index movements in the three years	100.00%